STOCK-BASED COMPENSATION (Narrative) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	35,433,333
Common stock, shares outstanding	37,433,333	35,433,333
Subsidiary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	500,000
Common stock, shares authorized	13,000,000
Common stock, shares issued	12,500,000
Common stock, shares outstanding	12,500,000